Short-Term Investments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule of Equity Method Investments [Line Items]
Short-term investments	$ 103,224	$ 103,200	$ 137,500	$ 137,512	$ 144,883